Related Party Transactions and Balances (Details 2) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions and Balances [Abstract]
Expenses paid on behalf of related parties (note 10)	$ 406,289	$ 57,550